CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net loss attributable to controlling interest	$ (2,675,893)	$ (705,165)	$ (4,896,148)	$ (2,958,415)
Adjustments to reconcile net loss attributable to controlling interest to net cash used in operating activities
Depreciation and amortization			27,635	47,452
Depreciation	6,920	11,724
Common stock issued for services rendered			320,533	19,980
Stock-based compensation expense	81,463	68,164	135,546	239,265
Preferred stock of subsidiary issued for interest on notes payable		5,507	20,784	45,877
Interest related to beneficial conversion feature			1,620,955
Income from forgiveness of debt			(115,000)
Note discount amortized as interest	438,106		159,657
Deferred charges expensed as interest	258,862		142,836
Net loss attributable to non-controlling interest	(120,783)	(144,343)	(489,655)
Gain (Loss) on change in fair value of warrant liability	916,908		(242,052)
Changes in operating assets and liabilities:
Accounts receivable, net	(58,177)	17,009	(60,516)	(4,709)
Inventories, net	41,739	5,160	41,033	12,082
Prepaid expenses and other current assets	6,559	(3,826)	38,771	1,905
Deferred charges, net	(258,181)		(436,222)
Accounts payable	(152,577)	43,721	(123,624)	309,505
Customer deposits	(23,176)	2,449	(154,675)	(3,928)
Accrued interest payable	186,189	(11,600)	86,328	17,199
Accrued expenses	(5,930)	22,527	(2,767)	54,414
Net cash used in operating activities	(1,357,971)	(688,673)	(3,926,581)	(2,219,373)
Investing Activities
Purchases of fixed assets	(10,514)		(11,606)	(15,596)
Net cash used in investing activities	(10,514)		(11,606)	(15,596)
Financing Activities
Proceeds from issuance of common stock		700,000	825,000	1,495,000
Proceeds from borrowings from shareholders				41,000
Repayment of borrowings		(83,679)	(1,924,957)	(551,321)
Repayment of borrowings from shareholders		(41,000)	(71,500)	(141,500)
Proceeds from notes payable	2,600,000	475,000	6,497,100	1,291,865
Proceeds held for restricted use		(313,624)
Net decrease in due to related party	(1,286)	(1,663)	(5,077)	(4,862)
Net cash provided by financing activities	2,598,714	735,034	5,320,566	2,130,182
Net change in cash and cash equivalents	1,230,229	46,361	1,382,379	(104,787)
Cash and cash equivalents at beginning of period	1,386,502	4,123	4,123	108,910
Cash and cash equivalents at end of period	2,616,731	50,484	1,386,502	4,123
Supplemental cash flow information:
Cash paid for interest	1,264	20,219	43,642	43,343
Cash paid for income taxes
Noncash investing and financing activities:
Preferred stock of subsidiary issued for conversion of debt, including accrued interest		1,347,372	3,084,474	295,877
Common stock and warrants issued for services	81,463	68,164	456,079	19,980
Beneficial conversion feature recorded to additional paid-in capital			1,620,955
Preferred shares of subsidiary not converting at merger		1,184,450	1,184,450
Unamortized portion of debt discount	2,091,712		463,235
Portion of debt discount in deferred charges	239,851		118,136
Common stock issued for conversion of debt	125,000
Issuance of warrant liability	$ 1,105,999